Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency balances
Assets.	$ 1,329,191	$ 1,350,937	$ 1,175,834
Liabilities	1,213,781	1,245,710	$ 1,068,076
Marketable debt securities | Foreign currency
Foreign currency balances
Liabilities	27,508	22,942
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	35,926	37,635
Trading derivatives | Foreign currency
Foreign currency balances
Liabilities	48,926	13,201
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	4,527	38,113
Deposits - Customers | Foreign currency
Foreign currency balances
Liabilities	105,929	116,706
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	2,328	5,730
Provisions | Foreign currency
Foreign currency balances
Liabilities		1
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	1,221	1,049
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	2,987	2,110
Debt instruments. | Foreign currency
Foreign currency balances
Assets.	122,786	86,253
Loans and advances to credit institutions | Foreign currency
Foreign currency balances
Assets.	35,898	60,590
Loans and advances to customers | Foreign currency
Foreign currency balances
Assets.	69,879	92,198
Other Assets. | Foreign currency
Foreign currency balances
Assets.	$ 561	$ 456